Revenue from Contracts with Customers - Additional Information (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period’s contract liabilities	₩ 16,476
Within a Year
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	99.00%
Transaction price allocated to unsatisfied performance obligations	₩ 10,748
More Than One Year
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	1.00%
Transaction price allocated to unsatisfied performance obligations	₩ 98